Segment information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 205,450	€ 170,449	[1]	€ 196,679
Segment adjusted EBITDA	42,649
Materialise Software [Member]
Disclosure of operating segments [line items]
Revenue	42,902	39,054		41,654
Segment adjusted EBITDA	€ 15,705	€ 13,383		€ 13,812
Segment adjusted EBITDA %	36.60%	34.30%		33.20%
Total segments
Disclosure of operating segments [line items]
Revenue		€ 170,418		€ 196,618
Segment adjusted EBITDA		€ 29,846		€ 36,740
Segment adjusted EBITDA %	20.80%	17.50%		18.70%
Materialise Medical [Member]
Disclosure of operating segments [line items]
Revenue	€ 73,368	€ 61,729		€ 60,808
Segment adjusted EBITDA	€ 20,669	€ 13,915		€ 10,774
Segment adjusted EBITDA %	28.20%	22.50%		17.70%
Unallocated [Member]
Disclosure of operating segments [line items]
Revenue		€ 31		€ 61
Segment adjusted EBITDA	€ (10,159)	(9,468)		(10,084)
Consolidated Segments [Member]
Disclosure of operating segments [line items]
Revenue	205,450	170,449		196,679
Segment adjusted EBITDA	€ 32,490	€ 20,378		€ 26,656
Segment adjusted EBITDA %	15.80%	12.00%		13.60%
Materialise Manufacturing [Member]
Disclosure of operating segments [line items]
Revenue	€ 89,180	€ 69,635		€ 94,156
Segment adjusted EBITDA	€ 6,275	€ 2,548		€ 12,154
Segment adjusted EBITDA %	7.00%	3.70%		12.90%

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.